Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2023
Accounting Judgements and Estimates [Abstract]
Accounting Judgements and Estimates

4. ACCOUNTING JUDGEMENTS AND ESTIMATES

The timely preparation of the consolidated financial statements requires that management make estimates and assumptions and use judgement regarding the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during that period. Such estimates primarily relate to unsettled transactions and events as of the date of the consolidated financial statements. The estimated fair value of financial assets and liabilities are subject to measurement uncertainty. In addition, climate change and the evolving worldwide demand for alternative sources of energy that are not sourced from fossil fuels could result in a change in assumptions used in determining the recoverable amount and could affect the carrying value of the related assets. As these issues advance and regulations change, future financial performance may be impacted. This also presents uncertainty and risk with respect to the Company, its performance and estimates and assumptions. The timing in which global energy markets transition from carbon-based sources to alternative energy or when new regulatory practices may be implemented is highly uncertain.

The ongoing geopolitical risks and conflicts have resulted in significant commodity price volatility and increased the level of uncertainty in the Company’s future cash flow. The Company’s gains and losses from its commodity price risk management contracts is likely to be volatile in the current market environment and there is greater emphasis on ensuring operations is uninterrupted and production volumes are delivered to meet these obligations. Additionally, the higher degree of commodity price volatility may increase systemic risk to the global commodities trading and banking businesses, which in turn may increase the Company’s counterparty risk. The Company has not experienced impairment of its receivables and currently has no information that indicates there is elevated risk of impairment in the future.

Accordingly, actual results may differ materially from estimated amounts as future confirming events occur. Significant judgements, estimates and assumptions made by management in the preparation of these consolidated financial statements are outlined below.

Inventories

The Company evaluates the carrying value of its inventory at the lower of cost and net realizable value. The net realizable value is estimated based on current market prices that the Company would expect to receive from the sale of its inventory.

Decommissioning liabilities

The provision for decommissioning liabilities is based upon numerous assumptions including settlement amounts, inflation factors, credit-adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental and political environments. Actual costs and cash outflows could differ from the estimates as a result of changes in any of the above noted assumptions.

Risk management contracts

The Company utilizes commodity risk management contracts to manage commodity price risk on oil sales and operating expenses. The Company may also utilize foreign exchange risk management contracts to reduce its exposure to foreign exchange risk associated with its interest payments on its US dollar denominated term debt. The calculated fair value of the risk management contracts relies on external observable market data including quoted forward commodity prices and foreign exchange rates. The resulting fair value estimates may not be indicative of the amounts realized at settlement and as such are subject to measurement uncertainty.

Deferred income taxes

The provision for income taxes is based on judgments in applying income tax law and estimates on the timing and likelihood of reversal of temporary differences between the accounting and tax bases of assets and liabilities. The provision for income taxes is based on the Company’s interpretation of the tax legislation and regulations which are also subject to change. The Company recognizes a tax provision when a payment to tax authorities is considered more likely than not. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Income tax filings are subject to audits and reassessments and changes in facts, circumstances and interpretations of the standards which may result in a material increase or decrease in the Company’s provision for income taxes.

Long-term debt

The measurement of the current portion of long-term debt includes assumptions of expected excess cashflows that are based on management’s estimates.

Bitumen reserves

The estimation of reserves involves the exercise of judgment. Forecasts are based on engineering data, estimated future prices, expected future rates of production and the cost and timing of future capital expenditures, all of which are subject to many uncertainties and interpretations. The Company expects that over time its reserves estimates will be revised either upward or downward based on updated information such as the results of future drilling and production. Reserves estimates can have a significant impact on net earnings, as they are a key component in the calculation of depletion and for determining potential asset impairment.

Impairments

CGUs are defined as the lowest grouping of assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The classification of assets into CGUs requires significant judgment and interpretations with respect to the integration between assets, the existence of active markets, external users, shared infrastructures, and the way in which management monitors the Company’s operations. The recoverable amounts of CGUs and individual assets have been determined as the higher of the CGUs or the asset’s fair value less costs of disposal and its value in use. These calculations require the use of estimates and significant assumptions and are subject to changes as new information becomes available including information on future commodity prices, expected production volumes, quantity of proved and probable reserves and discount rates as well as future development and operating expenses. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGUs.

Property, plant and equipment

Producing assets within PP&E are depleted using the unit-of-production method based on estimated total recoverable proved plus probable reserves and future costs required to develop those reserves. There are several inherent uncertainties associated with estimating reserves. By their nature, these estimates of reserves, including the estimates of future prices and costs, and related future cash flows are subject to measurement uncertainty, and the impact on the consolidated financial statements of future periods could be material.

Share purchase warrants

The Company has and may, from time to time, issue share purchase warrants (“warrants”) as a part of debt and or equity financings. These warrants may be initially classified as shareholders’ equity or a derivative financial liability based on the terms and conditions of the underlying agreement. The determination of fair value of the share purchase warrants are primarily derived from the fair value of the underlying common shares. The determination of which methodology is most appropriate to determine the fair value of these warrants involves judgement.

The estimation of fair value could be determined using the binomial model, the Black Scholes model, the residual method or a relative fair value method depending on the terms of the warrant. The inputs to any of these models require estimates related to share price, share price volatility, interest rates, cash flow multiples, dividend yields, and expected life, all subject to judgment and estimation uncertainty due to both internal and external market factors. Changes in assumptions can impact the fair value estimated for such warrants.